Shareholders' Capital - Common Shares at an Average Price (Details) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2023 CAD ($) shares
Number of Common Shares
Vesting of share awards (in shares) | shares	6,645	15,784
Amount
Beginning balance	$ 3,825,087	$ 3,030,417
Issued on corporate acquisition		1,347,751
Vesting of share awards	1,167	(11,233)
Repurchase of common shares for cancellation	(222,200)	(221,932)
Ending balance	$ 4,171,010	$ 3,825,087
Shareholders’ capital
Number of Common Shares
Beginning balance (in shares) | shares	821,681	544,930
Issued on corporate acquisition (in shares) | shares		311,370
Vesting of share awards (in shares) | shares	272	5,892
Common shares repurchased and cancelled (in shares) | shares	(48,363)	(40,511)
Ending balance (in shares) | shares	773,590	821,681
Amount
Beginning balance	$ 6,527,289	$ 5,499,664
Issued on corporate acquisition		1,326,435
Vesting of share awards	1,167	26,229
Repurchase of common shares for cancellation	(390,977)	(325,039)
Ending balance	$ 6,137,479	$ 6,527,289